AXP(R)
Intermediate
Tax-Exempt Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express(R)
Funds

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AXP Intermediate Tax-Exempt Fund seeks to provide shareholders with a high level of current income exempt from federal taxes.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

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Why Suffer From a `Lack of Interest'?

If you're looking for a higher yield than a typical tax-free money market fund with less price volatility than a typical tax-exempt bond fund, this fund is designed for you. Its yield is generally free from federal taxes, but not necessarily state and local taxes.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Making the Most of the Fund              7
The Fund's Long-term Performance         8
Independent Auditors' Report            10
Financial Statements                    11
Notes to Financial Statements           14
Investments in Securities               22
Federal Income Tax Information          26

AXP INTERMEDIATE TAX-EXEMPT FUND

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o  Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,



Arne H. Carlson

(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager
AXP Intermediate Tax-Exempt Fund took advantage of a rally in the municipal bond market in the second half of the fiscal year, which pushed the Fund into positive territory for the period as a whole. For the 12 months -- December 1999 through November 2000 -- the Fund's Class A shares generated a total return, which includes net asset value change and interest income, of 4.22% (excluding the sales charge).

Despite reports of only modest increases in consumer prices overall, a continuation of strong economic growth kept fixed-income investors on edge about inflation in the opening months of the

ANNUAL REPORT - 2000

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period.  Their  concern was  reinforced  by the Federal  Reserve,  which  raised short-term interest rates three times during the period -- in February, March and May. The result was higher intermediate-term interest rates and lower bond prices. While the trend did reduce the Fund's net asset value somewhat, it created an opportunity to add some new issues that ultimately enhanced the Fund's return to shareholders.

MARKET REBOUNDS
As the year progressed, though, so did the bond market. With inflation continuing to pose no major threat, the Fed left short-term interest rates unchanged. Against that backdrop, rates in the municipal market began to drift lower in the early summer. The trend was reinforced in the fall, when fresh data indicated that the economy was cooling down, potentially easing upward pressure on inflation. For the municipal market, that meant rising bond prices, which in turn meant a rebound in the Fund's net asset value.

The biggest beneficiaries of the market upturn were higher-quality bonds. This worked to the Fund's advantage, as I added to holdings among high-quality bonds about mid-period. Along with that change, I also reduced investments in low-grade bonds from about 20% of the portfolio to about 14% at period-end. But most important, I also increased the portfolio's duration, which had the most important effect on Fund performance during the second half of the period. (Duration, a function of the average maturity of the bonds in the portfolio, affects how sensitive the Fund's value is to changes in interest rates. Generally, the longer the duration, the greater the sensitivity.)

Looking at other factors, demand for municipal bonds was modest during the period, a condition that was reflected by weak cash flows into municipal bond mutual funds. Fortunately, the supply of new bonds also declined, resulting in a fairly healthy market.

Heading into the new fiscal year, it appears that the economy has entered a period of more moderate growth. Barring a spike in inflation, that could well induce the Fed to leave short-term interest rates alone or, at some point, even reduce them. If so, municipal bond rates probably would decline a bit more, lending support to prices. I'm also encouraged that the supply of new municipal bonds is likely to decline again in 2001, which would also be good for the market and the Fund.



Terry Fettig

Note to shareholders: In January, 2001, Dave Kerwin became portfolio manager of AXP Intermediate Tax-Exempt Fund.


AXP INTERMEDIATE TAX-EXEMPT FUND

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                            $5.04
Nov. 30, 1999                                            $5.02
Increase                                                 $0.02

Distributions-- Dec. 1, 1999 - Nov. 30, 2000
From income                                              $0.19
From long-term capital gains                             $  --
Total distributions                                      $0.19
Total return**                                          +4.22%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                            $5.03
Nov. 30, 1999                                            $5.02
Increase                                                 $0.01

Distributions-- Dec. 1, 1999 - Nov. 30, 2000
From income                                              $0.15
From long-term capital gains                             $  --
Total distributions                                      $0.15
Total return**                                          +3.23%

Class C -- June 26, 2000* - Nov. 30, 2000
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                            $5.03
June 26, 2000*                                           $5.00
Increase                                                 $0.03

Distributions-- June 26, 2000* - Nov. 30, 2000
From income                                              $0.06
From long-term capital gains                             $  --
Total distributions                                      $0.06
Total return**                                          +1.96%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                            $5.02
Nov. 30, 1999                                            $5.01
Increase                                                 $0.01

Distributions-- Dec. 1, 1999 - Nov. 30, 2000
From income                                              $0.20
From long-term capital gains                             $  --
Total distributions                                      $0.20
Total return**                                          +4.24%

  *  Inception date.

 ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

***  The total return for Class C is not annualized.

ANNUAL REPORT - 2000

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The 10 Largest Holdings

                                               Percent             Value
                                           (of net assets) (as of Nov. 30, 2000)
Georgia State Unlimited General Obligation
Bonds Series 1995
6.00% 2007                                      2.93%           $1,188,429

Honolulu Hawaii City & County Refunding
Unlimited General Obligation Bonds Series
1997C
5.50% 2008                                      2.92             1,183,140

Arizona Transportation Board Excise Tax
Revenue Bonds Maricopa County Regional Area
Road Fund Series 2000
5.75% 2005                                      2.59             1,049,970

Clark County Nevada School District Refunding
General Obligation Bonds Series 2000B
5.50% 2008                                      2.59             1,048,990

Houston Texas Water & Sewer System
Junior Lien Refunding Revenue Bonds Series
2000B
5.50% 2006                                      2.58             1,046,210

Tulsa Oklahoma International Airport
Trust Improvement General Revenue Bonds
Series 2000A A.M.T.
5.25% 2004                                      2.57             1,041,687

Ohio Water Development Authority
Pollution Control Revenue Bonds State Match
Series 2000
5.50% 2005                                      2.56             1,039,520

Nevada General Obligation Bonds
Capital Improvement & Cultural Affairs Series
2000A
5.50% 2004                                      2.54             1,028,650

Prince William County Virginia Public
Improvement Facility Unlimited General
Obligation Bonds Series 2000A
5.00% 2006                                      2.53             1,024,210

Orange County Florida Tourist Development
Miscellaneous Tax Revenue Bonds
5.00% 2006                                      2.52             1,023,289

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative  Minimum Tax  (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

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The 10 holdings listed here make up 26.33% of net assets


AXP INTERMEDIATE TAX-EXEMPT FUND

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

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The Fund's Long-term Performance

How your $10,000 has grown in AXP Intermediate Tax-Exempt Fund


$20,000             (The printed version of this chart contains
                     a line graph with three lines corresponding to the two Indexes and Fund noted above.)




                                                       Lehman Brothers Municipal
                                                             1-3 Year Bond Index
                                                   X                 X
                           Lipper Short/Intermediate                    X
                                Municipal Debt Index                 $11,034
$9,525                                                          AXP Intermediate
                                                                 Tax-Exempt Fund
                                                                         Class A

12/1/96           11/97          11/98             11/99             11/00

(The printed version of this chart contains a line graph with three lines corresponding to the two Indexes and Fund noted above.)


Average Annual Total Returns (as of Nov. 30, 2000)
                                    1 year                     Since inception*
Class A                             -0.73%                          +2.71%
Class B                             -0.77%                          +2.67%
Class Y                             +4.24%                          +4.05%

* Inception date was Nov. 13, 1996.

Assumes: Holding period from 12/1/90 to 11/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $1,615. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal 1-3 Year Bond Index and Lipper Short/Intermediate Municipal Debt Index. In comparing AXP Intermediate Tax-Exempt Fund (Class A) to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes. Class C became effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

AXP INTERMEDIATE TAX-EXEMPT FUND

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Lehman Brothers  Municipal 1-3 Year Bond Index, an unmanaged index is made up of a representative list of general obligation, revenue and pre-refunded bonds that have an approximate maturity of 3 years. The index is frequently used as a general performance measure of tax-exempt bonds with shorter maturities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held by the Fund.

Lipper Short/Intermediate Municipal Debt Index, an unmanaged index published by Lipper, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000

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The  financial   statements   contained  in  Post-Effective   Amendment  #48  to
Registration Statement No. 2-57328 filed on or about January 26, 2001, are incorporated herein by reference.

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Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Intermediate Tax-Exempt Fund
Fiscal year ended Nov. 30, 2000

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.01463
Jan. 24, 2000                                                   0.01577
Feb. 24, 2000                                                   0.01492
March 23, 2000                                                  0.01385
April 24, 2000                                                  0.01636
May 24, 2000                                                    0.01544
June 21, 2000                                                   0.01433
July 24, 2000                                                   0.01725
Aug. 24, 2000                                                   0.01678
Sept. 21, 2000                                                  0.01453
Oct. 24, 2000                                                   0.01704
Nov. 21, 2000                                                   0.01498
Total distributions                                            $0.18588

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.01162
Jan. 24, 2000                                                   0.01236
Feb. 24, 2000                                                   0.01173
March 23, 2000                                                  0.01096
April 24, 2000                                                  0.01306
May 24, 2000                                                    0.01236
June 21, 2000                                                   0.01145
July 24, 2000                                                   0.01382
Aug. 24, 2000                                                   0.01357
Sept. 21, 2000                                                  0.01159
Oct. 24, 2000                                                   0.01361
Nov. 21, 2000                                                   0.01207
Total distributions                                            $0.14820

AXP INTERMEDIATE TAX-EXEMPT FUND

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Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
July 24, 2000                                                  $0.01250
Aug. 24, 2000                                                   0.01354
Sept. 21, 2000                                                  0.01162
Oct. 24, 2000                                                   0.01391
Nov. 21, 2000                                                   0.01211
Total distributions                                            $0.06368

Class Y
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.01545
Jan. 24, 2000                                                   0.01668
Feb. 24, 2000                                                   0.01574
March 23, 2000                                                  0.01464
April 24, 2000                                                  0.01710
May 24, 2000                                                    0.01630
June 21, 2000                                                   0.01511
July 24, 2000                                                   0.01811
Aug. 24, 2000                                                   0.01761
Sept. 21, 2000                                                  0.01539
Oct. 24, 2000                                                   0.01801
Nov. 21, 2000                                                   0.01597
Total distributions                                            $0.19611

Source of distributions
Distributions during the fiscal year ended Nov. 30, 2000, were derived exclusively from interest on tax-exempt securities. For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

ANNUAL REPORT - 2000

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Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2000 are listed below.

Alabama                               1.122%
Alaska                                3.430
Arizona                               0.395
California                            1.502
Colorado                              3.516
Connecticut                           1.062
Florida                               8.956
Georgia                               0.568
Hawaii                                0.419
Illinois                              6.420
Indiana                               2.353
Kansas                                0.275
Kentucky                              1.072
Louisiana                             0.765
Maine                                 0.130
Maryland                              1.971
Massachusetts                         3.088
Michigan                              6.769
Minnesota                             2.992
Mississippi                           0.421
Missouri                              0.905
Montana                               0.758
Nevada                                3.603
New Hampshire                         0.126
New Mexico                            3.306
New York                              7.364
North Carolina                        0.118
North Dakota                          0.818
Ohio                                  6.821
Oklahoma                              1.948
Oregon                                2.144
Pennsylvania                          3.471
Rhode Island                          0.311
South Dakota                          0.518
Tennessee                             1.367
Texas                                 7.227
Utah                                  0.582
Virginia                              1.494
Washington                            3.671
Washington, DC                        2.800
West Virginia                         0.129
Wisconsin                             2.765
Wyoming                               0.528

AXP INTERMEDIATE TAX-EXEMPT FUND

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American
Express(R)
Funds

AXP Intermediate Tax-Exempt Fund
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
EXPRESS (R) (logo)


S-6355 H (1/01)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.